Earnings (Losses) Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Earnings Per Share [Line Items]
Number of non-vested restricted shares excluded from the computation of dilutive loss per share	0	120	0